[Wells Fargo Funds Letterhead]

June 24, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and/or class identifier as follows:

For the Wells Fargo Spectrum Aggressive Growth Fund new class identifier for Administrator Class shares which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated June 7, 2021 with accession number 0001081400-21-000636 and a registration no. of 333-256868.

This filing is being made solely for the purpose of obtaining identifiers for the series and/or class listed above.

If you have any questions, please contact me at 617-377-7059.

Very truly yours,

/s/ Maureen Towle

Maureen Towle
Senior Counsel